Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Associates [Abstract]
Schedule of indirectly interest of associates and joint ventures
		Interest of holding (percentage) as at December 31,
Company name	Country	2018	2017

Insightec Ltd (b below)	USA	-	25%
Gamida Ltd (Note 8)	Israel	-	18%
PC (c below)	Netherlands	44.9%	44.9%